RECOVERABLE TAXES - Rollforward of provision for loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ICMS
Beginning balance	R$ (1,164,782)	R$ (1,304,329)
Addition	(62,738)	(64,107)
Write-off	1,331	57,254
Reversal	161,921	146,400
Ending balance	(1,064,268)	(1,164,782)
PIS and COFINS
Beginning balance		(21,132)
Write-off		21,132
Total
Beginning balance	(1,164,782)	(1,325,461)
Addition	(62,738)	(64,107)
Write-off	1,331	78,386
Reversal	161,921	146,400
Ending balance	R$ (1,064,268)	R$ (1,164,782)